Accumulated other comprehensive losses	9 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Accumulated other comprehensive losses
9	Accumulated other comprehensive losses

	Balance as of January 1, 2021	Other comprehensive loss, net	Balance as of September 30, 2021
	RMB	RMB	RMB

Foreign currency translation adjustment (RMB)	(18,456,546)	(1,618,941)	(20,075,487)

	Balance as of January 1, 2022	Other comprehensive loss, net	Balance as of September 30, 2022
	RMB	RMB	RMB

Foreign currency translation adjustment (RMB)	(25,393,515)	18,747,601	(6,645,914)

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the investment securities upon their sales, which were then recorded in “realized gains/(losses) on sales of investments, net ” in the unaudited condensed consolidated statements of comprehensive income.